Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR Series Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR Series Trust
SPDR® Portfolio Long Term Corporate Bond ETF
(the “Fund”)
Supplement dated December 1, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2021, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.07% to 0.04% of the Fund’s average daily net assets. Accordingly, effective immediately, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 88 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.04%
Distribution and service (12b‑1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.04%
1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$4	$13	$23	$51
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

SPDR(R) Portfolio Long Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR Series Trust
SPDR® Portfolio Long Term Corporate Bond ETF
(the “Fund”)
Supplement dated December 1, 2021 to the Prospectus and
Statement of Additional Information (“SAI”), each dated October 31, 2021, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.07% to 0.04% of the Fund’s average daily net assets. Accordingly, effective immediately, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 88 of the Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.04%
Distribution and service (12b‑1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.04%
1	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$4	$13	$23	$51
Effective immediately, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SPDR(R) Portfolio Long Term Corporate Bond ETF | SPDR(R) Portfolio Long Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.04%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.04%	[1]
Year 1	rr_ExpenseExampleYear01	$ 4
Year 3	rr_ExpenseExampleYear03	13
Year 5	rr_ExpenseExampleYear05	23
Year 10	rr_ExpenseExampleYear10	$ 51

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.